Income taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 18,454	$ 18,399
Operating Loss Carryforwards	292,754	253,493
Non Capital Losses [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	292,754
Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	18,454
Expire On 2015 [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	352
Operating Loss Carryforwards	12,652
Expire On 2016 [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	1,064
Operating Loss Carryforwards	8,475
Expire On 2017 [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	975
Operating Loss Carryforwards	3,861
Expire On 2018 [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	158
Operating Loss Carryforwards	39,375
Expire On 2019 [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	501
Operating Loss Carryforwards	7,392
Expire Thereafter [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	15,404
Operating Loss Carryforwards	$ 220,999